Offerings - Offering: 1	Dec. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	94,600,000
Proposed Maximum Offering Price per Unit	3.903
Maximum Aggregate Offering Price	$ 369,223,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 50,989.81
Offering Note	(A) This registration statement registers the resale by the selling stockholders of up to 94,600,000 shares of Common Stock, comprising (i) 37,840,000 shares of Common Stock, issued or issuable upon conversion of 80,000 shares of our Series A Convertible Voting Preferred Stock, par value $0.0001 per share (the "Series A Preferred Stock"), (ii) 37,840,000 shares of Common Stock issuable upon conversion of 80,000 shares of Series A Preferred Stock issuable upon exercise of tranche A warrants, and (iii) 18,920,000 shares of Common Stock issuable upon conversion of 40,000 shares of Series A Preferred Stock issuable upon exercise of tranche B warrants. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional number of shares of Common Stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of Common Stock being registered pursuant to this registration statement. (B) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the Common Stock as reported on the Nasdaq Capital Market on December 18, 2025.